Share-Based Payments (Summary Of Nonvested Stock Units Activity) (Details) shares in Millions	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-Based Payment [Line Items]
Beginning balance - outstanding nonvested units | shares	26
Granted - nonvested units (period) | shares	14
Vested - nonvested units (period) | shares	(13)
Forfeited - nonvested units (period) | shares	(2)
Ending balance - outstanding nonvested units | shares	36
Beginning balance - weighted average exercise price of outstanding nonvested units | $ / shares	$ 33.52
Weighted average exercise price - granted - nonvested units | $ / shares	33.98
Weighted average exercise price - vested - nonvested units | $ / shares	33.86
Weighted average exercise price - forfeited nonvested units | $ / shares	34.07
Ending balance - weighted average exercise price of nonvested units | $ / shares	$ 33.78
DIRECTV [Member]
Share-Based Payment [Line Items]
Granted - nonvested units (period) | shares	11
Weighted average exercise price - granted - nonvested units | $ / shares	$ 34.29